Goodwill and Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	$ 246.3	$ 255.7
Accumulated Amortization	(89.4)	(81.6)
Finite-lived intangible assets, net	156.9	174.1
Acquisition related intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	177.0	178.0
Accumulated Amortization	(48.9)	(34.5)
Finite-lived intangible assets, net	128.1	143.5
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	96.8	96.8
Accumulated Amortization	(19.0)	(12.8)
Finite-lived intangible assets, net	77.8	84.0
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	68.0	69.0
Accumulated Amortization	(22.8)	(17.6)
Finite-lived intangible assets, net	45.2	51.4
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	12.2	12.2
Accumulated Amortization	(7.1)	(4.1)
Finite-lived intangible assets, net	5.1	8.1
Patent and licensing rights
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	69.3	77.7
Accumulated Amortization	(40.5)	(47.1)
Finite-lived intangible assets, net	$ 28.8	$ 30.6